EQUITY, SHARE-BASED COMPENSATION AND WARRANTS - Schedule of Outstanding Warrants (Details) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Class of Warrant or Right [Line Items]
Warrants (in shares)	24,266,740	737,335
Exercise price of warrants (in CAD per share)
Term of warrants (in years)	4 years 4 months 24 days	7 years 7 months 6 days
Common
Class of Warrant or Right [Line Items]
Warrants (in shares)	19,310	19,310
Exercise price of warrants (in CAD per share)	$ 0.01	$ 0.01
Common
Class of Warrant or Right [Line Items]
Warrants (in shares)	224,852	224,852
Exercise price of warrants (in CAD per share)	$ 1.66	$ 1.66
Common
Class of Warrant or Right [Line Items]
Warrants (in shares)	493,173	493,173
Exercise price of warrants (in CAD per share)	$ 1.57	$ 1.57
Common
Class of Warrant or Right [Line Items]
Warrants (in shares)	23,529,405	0
Exercise price of warrants (in CAD per share)	$ 1.25	$ 1.25